Long-Term Borrowings - Undiscounted lease liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Long-Term Borrowings
Undiscounted cash flows	$ 79,055	$ 91,538
Less: Imputed interest	(8,096)	(10,700)
Carrying value of lease liabilities	70,959	80,838
No later than one year
Long-Term Borrowings
Undiscounted cash flows	24,965	24,965
Later than one year and not later than five years
Long-Term Borrowings
Undiscounted cash flows	$ 54,090	$ 66,573